Reinsurance	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), PAR U, PURE, Lotus Reinsurance Company Ltd. (“Lotus Re”), The Prudential Life Insurance Company, Ltd. (“Prudential of Japan”), prior to January 1, 2024 with its affiliates Prudential Universal Reinsurance Company (“PURC”) and Gibraltar Universal Life Reinsurance Company (“GUL Re”), and prior to October 1, 2024 with its affiliates Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”). The Company also participates in reinsurance with its parent company Prudential Insurance, as well as third-parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily YRT and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Effective October 2024, the Company entered into an agreement with Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, “Wilton Re”) to coinsure a closed block of guaranteed universal life (“GUL”) policies, resulting in a DRL of $979 million. To effectuate this transaction the Company recaptured all risks associated with the subject GUL policies from PAR U and subsequently established YRT reinsurance for the subject GUL business with Prudential Insurance. As a result of these transactions, the Company recognized a $270 million pre-tax recapture gain and a $798 million DRG, respectively. The DRL and DRG are amortized into income over the remaining life of the reinsured policies. Effective October 1, 2025, the Company recaptured the YRT treaties with Prudential Insurance and subsequently established YRT reinsurance for the business with third-party reinsurers. The Company immediately recognized a $768 million gain from the recognition of the existing DRG from the previous YRT transaction with Prudential Insurance.

Effective January 2024, the Company entered into an agreement with Somerset Reinsurance Ltd. (“Somerset Re”) to coinsure a closed block of GUL policies to PURE, a wholly-owned subsidiary of Prudential Insurance, with retrocession by PURE of such liabilities on a modified coinsurance basis, to Somerset Re. This transaction is effective as of January 1, 2024, whereby, the Company recaptured all risks associated with the subject GUL policies from PAR U, PURC and GUL Re and subsequently established YRT reinsurance for the subject GUL business with Prudential Insurance. As a result of these transactions, the Company recognized a $990 million pre-tax recapture loss and a $1,207 million DRG, respectively. The DRG is amortized into income over the estimated remaining life of the reinsured policies. Effective October 1, 2025, the Company recaptured certain YRT treaties with Prudential Insurance and subsequently established YRT reinsurance for the business with third-party reinsurers. The Company immediately recognized a $629 million gain from the recognition of the existing DRG from the previous YRT transaction with Prudential Insurance.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance are recorded within “Reinsurance recoverables and deposit receivables” and the corresponding funds withheld liability for assets retained under these reinsurance agreements are recorded within “Reinsurance and funds withheld payables”. Balances associated with these agreements are included in the tables below.

“Change in value of market risk benefits, net of related hedging gains (losses)” includes the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities within the PLNJ business to Prudential Insurance. These reinsurance agreements are MRBs and have been accounted for in the same manner.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2025	2024
	(in thousands)
Reinsurance recoverables and deposit receivables	$54,370,370	$48,247,817
Policy loans	(1,174,371)	(1,143,726)
Deferred policy acquisition costs	(3,202,535)	(3,319,067)
Deferred sales inducements	(30,203)	(32,573)
Market risk benefit assets	1,280,120	1,145,580
Other assets	1,515,354	1,538,231
Policyholders’ account balances	5,124,249	5,567,661
Future policy benefits	8,984,370	7,443,997
Market risk benefit liabilities	267,981	302,310
Reinsurance and funds withheld payables	11,377,505	8,611,141
Other liabilities	1,780,787	3,282,713
Unaffiliated reinsurance amounts included in the table above and in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

	2025	2024
	(in thousands)
Policy loans	$(50,877)	$(48,644)
Deferred policy acquisition costs	(659,377)	(637,555)
Market risk benefit assets	927,836	804,015
Other assets	1,052,840	1,118,974
Policyholders’ account balances	1,499,098	1,665,998
Future policy benefits	(14,427)	160
Market risk benefit liabilities	124,638	151,432
Reinsurance and funds withheld payables	9,194,564	3,360,901
Other liabilities	251,136	257,929
Reinsurance recoverables and deposit receivables by counterparty as of December 31, were as follows:

	2025	2024
	(in thousands)
Affiliated:
PAR U	$11,617,403	$11,426,975
PURE	8,192,212	7,951,965
PARCC	7,021,834	7,049,164
Lotus Re	3,380,675	2,130,095
Prudential Insurance	2,810,762	7,507,414
Prudential of Japan	13,237	0
Total affiliated	33,036,123	36,065,613
Unaffiliated:
Wilton Re	8,013,159	7,478,467
Somerset Re	2,490,716	2,581,977
FLIAC	1,351,271	1,395,008
Resolution Re	849,213	0
Prismic Re	327,763	0
Other(1)	8,302,125	726,752
Total unaffiliated	21,334,247	12,182,204
Total reinsurance recoverables and deposit receivables	$54,370,370	$48,247,817
(1) Four major reinsurance companies account for approximately 56% of Other as of December 31, 2025.

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2025	2024	2023
	(in thousands)
Premiums:
Direct	$1,874,352	$1,846,109	$1,853,184
Assumed	271,129	92	(61)
Ceded	(1,598,280)	(1,453,074)	(1,524,226)
Net premiums	$547,201	$393,127	$328,897
Policy charges and fee income:
Direct	$3,224,720	$3,190,753	$2,995,595
Assumed	808,083	899,767	604,311
Ceded	(2,325,465)	3,292,277	(2,063,300)
Net policy charges and fee income	$1,707,338	$7,382,797	$1,536,606

	2025	2024	2023
	(in thousands)
Net investment income:
Direct	$3,262,367	$2,474,541	$1,700,684
Assumed	1,294	1,325	1,364
Ceded	(53,139)	(53,849)	(26,526)
Net investment income(1)	$3,210,522	$2,422,017	$1,675,522
Asset administration fees:
Direct	$315,865	$329,181	$323,444
Ceded	(110,533)	(105,618)	(90,494)
Net asset administration fees	$205,332	$223,563	$232,950
Other income (loss):
Direct	$594,774	$297,868	$636,930
Assumed	752	2,983	(475)
Ceded	1,666,250	458,905	114,908
Net other income (loss)(1)	$2,261,776	$759,756	$751,363
Realized investment gains (losses), net:
Direct	$(1,207,587)	$500,023	$(1,203,453)
Assumed	46,559	85,248	162,291
Ceded	(269,397)	(133,854)	(105,937)
Realized investment gains (losses), net(1)	$(1,430,425)	$451,417	$(1,147,099)
Change in value of market risk benefits, net of related hedging gains (losses):
Direct	$(433,206)	$(98,562)	$287,936
Assumed	958	2,626	(4,115)
Ceded	(74,746)	(338,019)	(390,594)
Net change in value of market risk benefits, net of related hedging gains (losses)	$(506,994)	$(433,955)	$(106,773)
Policyholders’ benefits (including change in reserves):
Direct	$4,242,114	$3,825,305	$3,354,306
Assumed	1,310,907	1,058,315	1,258,651
Ceded	(4,773,299)	3,468,713	(4,109,168)
Net policyholders’ benefits (including change in reserves)(1)	$779,722	$8,352,333	$503,789
Change in estimates of liability for future policy benefits:
Direct	$(97,867)	$303,141	$(18,361)
Assumed	(39,222)	92,766	8,644
Ceded	57,584	(416,550)	13,669
Net change in estimates of liability for future policy benefits	$(79,505)	$(20,643)	$3,952
Interest credited to policyholders’ account balances:
Direct	$1,485,366	$1,310,867	$884,527
Assumed	130,432	153,052	136,725
Ceded	(438,138)	(426,188)	(399,607)
Net interest credited to policyholders’ account balances	$1,177,660	$1,037,731	$621,645
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(388,473)	$(1,398,843)	$(403,517)
(1)Amounts include reinsurance agreements using the deposit method of accounting.
Unaffiliated reinsurance assumed and ceded amounts included in the table above and in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2025	2024	2023
	(in thousands)
Premiums:
Assumed	$104	$89	$(69)
Ceded	(349,326)	(107,449)	(70,169)

Policy charges and fee income:
Assumed	1,379	1,381	1,563
Ceded	(5,208,556)	(191,368)	(143,764)

Net investment income(1):
Ceded	(1,668)	(1,659)	23,023

Asset administration fees:
Ceded	(25,093)	(28,354)	(22,415)

Other income (loss)(1):
Assumed	26	2,983	(475)
Ceded	168,056	142,267	44,260

Realized investment gains (losses), net(1):
Assumed	46,559	85,248	162,291
Ceded	(179,100)	(91,712)	(101,449)

Change in value of market risk benefits, net of related hedging gains (losses):
Assumed	958	2,626	(4,115)
Ceded	6,482	(124,816)	(186,996)

Policyholders' benefits (including change in reserves)(1):
Assumed	(14,561)	348	804
Ceded	(7,776,099)	(366,669)	(157,344)

Change in estimates of liability for future policy benefits:
Assumed	1,464	0	0
Ceded	(20,592)	96,014	(1,367)

Interest credited to policyholders' account balances:
Assumed	25,705	39,263	16,243
Ceded	(99,881)	(24,550)	0
(1)Amounts include reinsurance agreements using the deposit method of accounting.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2025	2024	2023
	(in thousands)
Direct gross life insurance face amount in force	$1,590,247,115	$1,181,531,932	$1,127,561,798
Assumed gross life insurance face amount in force	40,086,143	34,530,341	35,558,423
Reinsurance ceded	(1,450,508,310)	(1,080,451,145)	(1,027,473,705)
Net life insurance face amount in force	$179,824,948	$135,611,128	$135,646,516
Significant Affiliated Reinsurance Agreements

PAR U

Pruco Life reinsures 70% of the risks associated with Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates prior to January 1, 2011.

Effective July 1, 2012, PLNJ reinsures 95% of the risks associated with Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

Effective January 1, 2024, Pruco Life recaptured the policies equal to 70% of the risks associated with Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates prior to January 1, 2011. Effective January 1, 2024, Pruco Life reinsures 25% of the risks associated with universal life policies with effective dates prior to January 1, 2015 and 100% of the risks associated with universal life policies with effective dates beginning January 1, 2015.

Effective January 1, 2024, PLNJ recaptured the policies previously reinsured by PAR U with effective dates prior to January 1, 2015. Effective January 1, 2024, PLNJ reinsures 100% of the risks associated with universal life policies, with effective dates from January 1, 2015 to December 31, 2019.

Effective October 1, 2024, Pruco Life recaptured the remaining portion of the policies equal to 25% of the risks associated with universal life policies with effective dates prior to January 1, 2015 and 100% of the risks associated with universal life policies with effective dates beginning January 1, 2015. As a result of the recapture, the Company recognized a $270 million pre-tax recapture gain, as discussed above, which includes the recognition of a prior $94 million DRG related to the previous reinsurance agreement. Following the result of this recapture, Pruco Life only cedes the GUL business in connection with the Hartford Life Business to PAR U as of December 31, 2024.

Effective October 1, 2024, PLNJ recaptured 100% of the risks associated with the remaining universal life policies, with effective dates from January 1, 2015 to December 31, 2019. As a result of the recapture, the Company recognized a $29 million pre-tax recapture loss which is part of the $270 million pre-tax recapture gain discussed above. The loss includes the recognition of a prior $8 million DRG related to the previous reinsurance agreement. Following the result of this recapture, PLNJ no longer cedes to PAR U as of December 31, 2024.

On March 28, 2024, PURC and GUL Re merged into PAR U.

PURE

Effective January 1, 2024, Pruco Life reinsures 75% of the risks associated with Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates prior to January 1, 2015.
Effective January 1, 2024, PLNJ reinsures 100% of the risks associated with Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates prior to January 1, 2015.
PURC

Pruco Life reinsures 70% of the risks associated with its Universal Protector policies having no-lapse guarantees as well as certain other universal life policies, with effective dates from January 1, 2011 through December 31, 2013, with PURC and 95% of the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain other universal life policies, with effective dates from January 1, 2014 through December 31, 2016.

Effective January 1, 2024, the Company recaptured the policies previously reinsured by PURC. As a result of the recapture, the Company recorded a write-off of $116 million of DRG that was recognized with the previous reinsurance agreement.

On March 28, 2024, PURC merged into PAR U.

PARCC

Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured. The amended agreement does not impact contracts issued by PLNJ, which remain at the original percentage.

Effective October 1, 2024, the Company revised the existing coinsurance terms with PARCC, increasing the quota share of reinsured policies to 100% which includes policies which were previously reinsured to PAR Term, Term Re and DART. As a result of the revised terms, the Company recognized a $351 million DRL that is amortized into income over the estimated remaining life of the reinsured policies.

On November 20, 2024, PAR Term, Term Re and DART merged into PARCC.

GUL Re

Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure 95% of the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain other universal life policies, with effective dates on or after January 1, 2017 through December 31, 2019, excluding those policies that are subject to principle-based reserving.

Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain other universal life policies with effective dates prior to January 1, 2014.

Effective January 1, 2024, the Company recaptured the policies previously reinsured by GUL Re.

On March 28, 2024, GUL Re merged into PAR U.

PAR Term

Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured. The amended agreement does not impact contracts issued by PLNJ, which remain at the original percentage.

On November 20, 2024, PAR Term merged into PARCC.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.

On November 20, 2024, Term Re merged into PARCC.
Prudential Insurance

The Company has a YRT reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. This agreement was terminated for new business effective January 1, 2020, with certain new business (primarily universal life policies) terminated as early as 2017. The Company now reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, certain term life insurance policies were recaptured and subsequently reinsured to PARCC and PAR Term as noted above. As of January 1, 2022, most of the variable life insurance policies were recaptured resulting in a $305 million loss recorded through “Policy charges and fee income”. Those policies were then reinsured to Lotus Re as mentioned below. Effective January 1, 2024, the Company recaptured all GUL policies with Prudential Insurance and subsequently entered into a YRT reinsurance agreement with Prudential Insurance to reinsure the mortality risk for the totality of GUL policies reinsured to PURE. Effective October 1, 2024, the Company recaptured the term business from Prudential Insurance, and revised the existing coinsurance terms with PARCC to reflect revised quota share. As a result of the recapture, the Company recognized a $3 million pre-tax recapture loss. Additionally, effective October 1, 2024, the Company entered into a YRT reinsurance agreement with Prudential Insurance to reinsure the mortality risk of recaptured GUL policies from PAR U.

Effective October 1, 2025, Prudential Insurance novated several unaffiliated YRT treaties to Pruco Life. To effectuate the novation of YRT treaties, Pruco Life entered into certain new YRT pass-through agreements with Prudential Insurance and recaptured certain YRT treaties it had ceded to Prudential Insurance, including those related to reinsurance transactions effective January 2024 and October 2024 with Somerset Re and Wilton Re, respectively.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. (“Hartford Financial”). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There was no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there was no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control. In January 2021, there was a definitive agreement announced to subsequently sell the two counterparties mentioned above, which were then acquired by Sixth Street in July 2021. There was no impact to the terms, rights or obligations of the Company, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of payments due under the contract.

Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in force business. Effective February 1, 2023, PLNJ began selling indexed variable annuities products, which is reinsured to Prudential Insurance through the existing reinsurance agreement. The reinsurance of the indexed variable annuities transfers all significant risks, including mortality risk, embedded in the reinsured contracts to Prudential Insurance. As a result of the agreement, reinsurance payables includes the ceded modified coinsurance arrangement, which reflects the value of the invested assets retained by the Company and the associated asset returns.

Lotus Re

Effective October 1, 2021, the Company entered into an automatic coinsurance agreement with Lotus Re to reinsure $32 million of liabilities associated with the risks associated with a portion of its variable life policies in the extended term policy status.

Effective January 1, 2022 the Company recaptured the risks that were previously ceded to Lotus Re from October 1, 2021 through December 31, 2021. Immediately thereafter, the Company entered into a reinsurance agreement with Lotus Re to cede 100% of the risks associated with a closed block of variable life business on a coinsurance and modified coinsurance basis including policies in the extended term policy status. The amount of the net liabilities associated with the transaction for coinsurance and modified coinsurance were $1,387 million and $14,037 million, respectively. As part of the consideration, the Company also ceded to Lotus Re $855 million of policy loan assets associated with the reinsured policies while receiving $820 million in cash from Lotus Re. As a result, the Company recorded a $1,352 million deferred gain, which is recognized over the remaining life of the underlying policies. In tandem with the transaction, effective January 1, 2022, Lotus Re established an automatic YRT agreement with the Company to cede back a portion of the mortality risks associated with the reinsured policies for the purposes of the Company maintaining YRT reinsurance with external counterparties.
Effective December 15, 2024, the Company entered into a reinsurance agreement with Lotus Re to cede 100% of the risks associated with certain fixed rated annuities and fixed indexed annuities contracts issued on or after the effective date of the agreement on a coinsurance basis. The deposit receivables were $1,311 million and $52 million as of December 31, 2025 and December 31, 2024, respectively.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018 through December 31, 2019, excluding those policies that are subject to principle-based reserving.
On November 20, 2024, DART merged into PARCC.

Prudential of Japan

Effective January 2025, the Company entered into an agreement with Prudential of Japan to reinsure GMDB associated with yen-denominated variable whole life policies. As a result of this transaction, the Company assumed $5 million of GMDB liabilities and recognized a $14 million DRG at inception. The DRG is amortized into income over the estimated remaining life of the reinsured policies.

Significant Third-Party Reinsurance Arrangements

AuguStar Life Insurance Company (Formerly Known as The Ohio National Life Insurance Company)

Effective April 1, 2023, the Company entered into an agreement with AuguStar, an affiliate of Constellation Insurance Holdings, Inc., to reinsure approximately $10 billion of account values of PDI traditional variable annuity contracts with guaranteed living benefits. This block represents approximately 10% of the Company’s remaining legacy in force traditional variable annuity block by account value. The Company ceded 100% of separate account liabilities under modified coinsurance and 100% of general account liabilities under coinsurance of its PDI traditional variable annuity contracts. The general account liabilities associated with PDI's guaranteed living and death benefits and the corresponding reinsurance of those liabilities are accounted for as MRBs. As a result of the transaction, the Company recognized a $277 million DRG at inception that is amortized into income over the estimated remaining life of the reinsured policies.

FLIAC

Effective December 1, 2021, the Company entered into a reinsurance agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), a previously wholly-owned subsidiary of Prudential Financial sold in April 2022, and now known as FLIAC, under which the Company assumed all of FLIAC's indexed variable annuities under modified coinsurance. The reinsurance of the indexed variable annuities transfers all significant risks, including mortality risk, embedded in the reinsured contracts to the Company. As a result of the agreement, “Reinsurance recoverables and deposit receivables” includes the assumed modified coinsurance receivable, which reflects the value of the invested assets retained by FLIAC and the associated asset returns. The Company also assumed via coinsurance all of FLIAC’s fixed indexed annuities and fixed annuities with a guaranteed lifetime withdrawal income feature which are accounted for under the deposit method of accounting. The reinsurance agreement offers the policyholders the opportunity to novate their contracts from FLIAC to the Company and any such novated contracts shall cease to be reinsured under this agreement. Reinsurance recoverables and deposit receivables were $1,351 million and $1,395 million as of December 31, 2025 and 2024, respectively.

Somerset Re

Effective October 1, 2021, the Company entered into a reinsurance agreement with Somerset Re to coinsure business, on a quota share funds withheld basis, related to fixed indexed annuities. Under the reinsurance agreement, the Company cedes to Somerset Re its quota share of the insurance liabilities with respect to the reinsured contracts. The deposit assets on reinsurance totaled $2,491 million and $2,582 million at December 31, 2025 and 2024, respectively. The funds withheld payables totaled $2,602 million and $2,434 million at December 31, 2025 and 2024, respectively.
Union Hamilton

Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2025, $1.6 billion of HDI v.3.0 account values are reinsured to Union Hamilton.

Wilton Re

Effective October 1, 2024, the Company entered into a reinsurance agreement with Wilton Re to coinsure a closed block of GUL policies. Reinsurance recoverables were $8,013 million and $7,478 million as of December 31, 2025 and 2024, respectively.

Resolution Re

Effective July 1, 2025, the Company entered into a reinsurance agreement with Resolution Re, Ltd. ("Resolution Re") to cede risks associated with certain fixed rate annuity contracts and indexed annuity contracts issued on or after the effective date of the agreement on a quota share funds withheld basis. The deposit assets on reinsurance totaled $849 million at December 31, 2025. The funds withheld payables totaled $852 million at December 31, 2025.

Prismic Re
Effective October 1, 2025, the Company entered into a reinsurance agreement with Prismic Life Reinsurance, Ltd. (“Prismic Re”) to cede risks associated with certain fixed rate annuity contracts issued on or after the effective date of the agreement on a coinsurance and coinsurance with funds withheld basis. The deposit assets on reinsurance totaled $328 million at December 31, 2025. The funds withheld payables totaled $279 million at December 31, 2025